Property and Equipment (Details Textual)	Dec. 31, 2017 USD ($)
Property and Equipment (Textual)
Construction in progress - Beginning	$ 3,660,000
Construction in progress to other receivable	410,000
Construction in progress - Ending	$ 3,250,000